Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 23.9%
Large-Cap 22.5%
Schwab U.S. Large-Cap ETF	128,087	13,317,205
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	8,025	836,045
		14,153,250

International Stocks 9.0%
Developed-Market Large-Cap 9.0%
Schwab International Equity ETF	135,036	5,327,170

Real Assets 1.8%
Real Estate 1.8%
Schwab U.S. REIT ETF	23,188	1,061,779

Fixed Income 60.7%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	62,372	3,898,874
Intermediate-Term Bond 45.3%
Schwab U.S. Aggregate Bond ETF	491,838	26,854,355
Treasury Bond 8.9%
Schwab Short-Term U.S. Treasury ETF	102,785	5,264,647
		36,017,876

Security	Number of Shares	Value ($)
Money Market Fund 3.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,037,074	2,037,889
Total Affiliated Underlying Funds
(Cost $50,491,604)		58,597,964
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (b)	391,223	391,223
Total Short-Term Investment
(Cost $391,223)		391,223
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab International Equity ETF	$5,021,292	$361,861	($305,125)	$31,795	$217,347	$5,327,170	135,036	$45,309
Schwab Short-Term U.S. Treasury ETF	4,941,717	332,117	—	—	(9,187)	5,264,647	102,785	5,901
Schwab U.S. Aggregate Bond ETF	24,867,066	2,645,227	(967,448)	(34,379)	343,889	26,854,355	491,838	141,019
Schwab U.S. Large-Cap ETF	12,348,690	827,119	(883,206)	39,417	985,185	13,317,205	128,087	41,970
Schwab U.S. REIT ETF	952,795	—	—	—	108,984	1,061,779	23,188	4,702
Schwab U.S. Small-Cap ETF	799,851	—	—	—	36,194	836,045	8,025	1,785
Schwab U.S. TIPS ETF	3,603,364	213,198	—	—	82,312	3,898,874	62,372	33,095
Schwab Variable Share Price Money Fund, Ultra Shares	2,037,532	154	—	—	203	2,037,889	2,037,074	152
Total	$54,572,307	$4,379,676	($2,155,779)	$36,833	$1,764,927	$58,597,964		$273,933
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2010 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$58,597,964	$—	$—	$58,597,964
Short-Term Investment[1]	—	391,223	—	391,223
Total	$58,597,964	$391,223	$—	$58,989,187
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 25.7%
Large-Cap 24.1%
Schwab U.S. Large-Cap ETF	181,936	18,915,886
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	11,747	1,223,802
		20,139,688

International Stock 10.1%
Developed-Market Large-Cap 10.1%
Schwab International Equity ETF	200,468	7,908,463

Real Assets 1.9%
Real Estate 1.9%
Schwab U.S. REIT ETF	32,158	1,472,515

Fixed Income 57.9%
Inflation-Protected Bond 6.2%
Schwab U.S. TIPS ETF	77,295	4,831,711
Intermediate-Term Bond 43.4%
Schwab U.S. Aggregate Bond ETF	623,714	34,054,784
Treasury Bond 8.3%
Schwab Short-Term U.S. Treasury ETF	127,681	6,539,821
		45,426,316

Security	Number of Shares	Value ($)
Money Market Fund 3.1%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,435,963	2,436,937
Total Affiliated Underlying Funds
(Cost $65,233,637)		77,383,919
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (b)	783,125	783,125
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	122,091	122,091
Total Short-Term Investments
(Cost $905,216)		905,216
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab International Equity ETF	$7,511,284	$470,915	($449,076)	$43,456	$331,884	$7,908,463	200,468	$66,324
Schwab Short-Term U.S. Treasury ETF	6,191,783	437,627	(78,346)	(465)	(10,778)	6,539,821	127,681	7,349
Schwab U.S. Aggregate Bond ETF	31,762,091	2,520,130	(621,312)	(20,282)	414,157	34,054,784	623,714	179,873
Schwab U.S. Large-Cap ETF	17,590,679	1,013,039	(1,144,978)	137,720	1,319,426	18,915,886	181,936	57,798
Schwab U.S. REIT ETF	1,382,802	59,008	(129,055)	7,242	152,518	1,472,515	32,158	6,521
Schwab U.S. Small-Cap ETF	1,170,824	—	—	—	52,978	1,223,802	11,747	2,612
Schwab U.S. TIPS ETF	4,572,933	154,884	—	—	103,894	4,831,711	77,295	41,604
Schwab Variable Share Price Money Fund, Ultra Shares	2,436,510	183	—	—	244	2,436,937	2,435,963	182
Total	$72,618,906	$4,655,786	($2,422,767)	$167,671	$2,364,323	$77,383,919		$362,263
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2015 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$77,383,919	$—	$—	$77,383,919
Short-Term Investments[1]	—	905,216	—	905,216
Total	$77,383,919	$905,216	$—	$78,289,135
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 26.7%
Large-Cap 25.1%
Schwab U.S. Large-Cap ETF	721,588	75,023,504
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	46,808	4,876,458
		79,899,962

International Stock 10.9%
Developed-Market Large-Cap 10.9%
Schwab International Equity ETF	827,953	32,662,746

Real Assets 2.0%
Real Estate 2.0%
Schwab U.S. REIT ETF	131,759	6,033,244

Fixed Income 56.3%
Inflation-Protected Bond 6.0%
Schwab U.S. TIPS ETF	285,870	17,869,734
Intermediate-Term Bond 42.3%
Schwab U.S. Aggregate Bond ETF	2,315,505	126,426,573
Treasury Bond 8.0%
Schwab Short-Term U.S. Treasury ETF	464,439	23,788,565
		168,084,872

Security	Number of Shares	Value ($)
Money Market Fund 2.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,379,765	8,383,117
Total Affiliated Underlying Funds
(Cost $252,031,383)		295,063,941
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	790,479	790,479
Sumitomo Mitsui Trust Bank, Limited
0.01%, 07/01/21 (b)	2,988,923	2,988,923
Total Short-Term Investments
(Cost $3,779,402)		3,779,402
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab International Equity ETF	$31,002,115	$857,853	($701,642)	$56,641	$1,447,779	$32,662,746	827,953	$277,544
Schwab Short-Term U.S. Treasury ETF	22,051,960	1,777,601	—	—	(40,996)	23,788,565	464,439	25,852
Schwab U.S. Aggregate Bond ETF	117,167,693	8,362,728	(537,039)	(33,258)	1,466,449	126,426,573	2,315,505	653,162
Schwab U.S. Large-Cap ETF	69,291,983	3,718,958	(3,684,149)	677,868	5,018,844	75,023,504	721,588	232,531
Schwab U.S. REIT ETF	5,518,387	153,059	(260,657)	2,516	619,939	6,033,244	131,759	26,045
Schwab U.S. Small-Cap ETF	4,665,354	—	—	—	211,104	4,876,458	46,808	10,410
Schwab U.S. TIPS ETF	16,753,131	742,873	—	—	373,730	17,869,734	285,870	149,643
Schwab Variable Share Price Money Fund, Ultra Shares	8,381,645	634	—	—	838	8,383,117	8,379,765	627
Total	$274,832,268	$15,613,706	($5,183,487)	$703,767	$9,097,687	$295,063,941		$1,375,814
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2020 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$295,063,941	$—	$—	$295,063,941
Short-Term Investments[1]	—	3,779,402	—	3,779,402
Total	$295,063,941	$3,779,402	$—	$298,843,343
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 33.6%
Large-Cap 31.2%
Schwab U.S. Large-Cap ETF	1,468,915	152,723,092
Small-Cap 2.4%
Schwab U.S. Small-Cap ETF	111,255	11,590,546
		164,313,638

International Stocks 15.8%
Developed-Market Large-Cap 14.0%
Schwab International Equity ETF	1,736,016	68,485,831
Emerging-Market 1.8%
Schwab Emerging Markets Equity ETF	261,877	8,610,516
		77,096,347

Real Assets 2.6%
Real Estate 2.6%
Schwab U.S. REIT ETF	278,831	12,767,672

Fixed Income 44.7%
Inflation-Protected Bond 2.8%
Schwab U.S. TIPS ETF	220,840	13,804,708
Intermediate-Term Bond 37.1%
Schwab U.S. Aggregate Bond ETF	3,321,459	181,351,662
Treasury Bond 4.8%
Schwab Short-Term U.S. Treasury ETF	459,670	23,544,297
		218,700,667

Security	Number of Shares	Value ($)
Money Market Fund 2.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	9,719,549	9,723,437
Total Affiliated Underlying Funds
(Cost $402,544,043)		482,601,761
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.0% of net assets

Time Deposits 1.0%
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	331,518	331,518
Sumitomo Mitsui Trust Bank, Limited
0.01%, 07/01/21 (b)	4,891,868	4,891,868
Total Short-Term Investments
(Cost $5,223,386)		5,223,386
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2025 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$7,522,072	$803,572	$—	$—	$284,872	$8,610,516	261,877	$52,925
Schwab International Equity ETF	62,677,704	4,214,544	(1,484,872)	44,576	3,033,879	68,485,831	1,736,016	579,894
Schwab Short-Term U.S. Treasury ETF	21,290,623	2,294,510	—	—	(40,836)	23,544,297	459,670	25,556
Schwab U.S. Aggregate Bond ETF	164,692,086	14,578,284	—	—	2,081,292	181,351,662	3,321,459	939,131
Schwab U.S. Large-Cap ETF	138,193,028	8,362,547	(5,354,533)	15,175	11,506,875	152,723,092	1,468,915	477,962
Schwab U.S. REIT ETF	11,524,101	383,946	(459,922)	(15,771)	1,335,318	12,767,672	278,831	56,547
Schwab U.S. Small-Cap ETF	10,553,956	840,845	(290,348)	(1,590)	487,683	11,590,546	111,255	25,363
Schwab U.S. TIPS ETF	12,462,084	1,054,141	—	—	288,483	13,804,708	220,840	115,764
Schwab Variable Share Price Money Fund, Ultra Shares	9,721,730	735	—	—	972	9,723,437	9,719,549	727
Total	$438,637,384	$32,533,124	($7,589,675)	$42,390	$18,978,538	$482,601,761		$2,273,869
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$482,601,761	$—	$—	$482,601,761
Short-Term Investments[1]	—	5,223,386	—	5,223,386
Total	$482,601,761	$5,223,386	$—	$487,825,147
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.7% of net assets

U.S. Stocks 40.2%
Large-Cap 37.0%
Schwab U.S. Large-Cap ETF	2,522,497	262,264,013
Small-Cap 3.2%
Schwab U.S. Small-Cap ETF	214,268	22,322,440
		284,586,453

International Stocks 19.8%
Developed-Market Large-Cap 17.1%
Schwab International Equity ETF	3,065,316	120,926,716
Emerging-Market 2.7%
Schwab Emerging Markets Equity ETF	593,467	19,513,195
		140,439,911

Real Assets 3.2%
Real Estate 3.2%
Schwab U.S. REIT ETF	494,226	22,630,609

Fixed Income 34.2%
Inflation-Protected Bond 0.8%
Schwab U.S. TIPS ETF	87,869	5,492,691
Intermediate-Term Bond 30.8%
Schwab U.S. Aggregate Bond ETF	4,003,401	218,585,695
Treasury Bond 2.6%
Schwab Short-Term U.S. Treasury ETF	358,941	18,384,958
		242,463,344

Security	Number of Shares	Value ($)
Money Market Fund 1.3%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	8,987,428	8,991,023
Total Affiliated Underlying Funds
(Cost $574,821,693)		699,111,340
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
National Australia Bank
0.01%, 07/01/21 (b)	2,095,138	2,095,138
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (b)	7,079,730	7,079,730
Total Short-Term Investments
(Cost $9,174,868)		9,174,868
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust
TIPS –	Treasury Inflation Protected Securities

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$17,508,365	$1,354,895	$—	$—	$649,935	$19,513,195	593,467	$119,940
Schwab International Equity ETF	107,198,754	10,075,657	(1,656,786)	27,785	5,281,306	120,926,716	3,065,316	1,021,018
Schwab Short-Term U.S. Treasury ETF	16,147,257	2,268,537	—	—	(30,836)	18,384,958	358,941	19,411
Schwab U.S. Aggregate Bond ETF	192,236,960	23,859,860	—	—	2,488,875	218,585,695	4,003,401	1,111,365
Schwab U.S. Large-Cap ETF	229,846,172	17,589,226	(4,682,661)	35,139	19,476,137	262,264,013	2,522,497	818,564
Schwab U.S. REIT ETF	19,612,134	750,150	—	—	2,268,325	22,630,609	494,226	100,229
Schwab U.S. Small-Cap ETF	19,733,763	1,668,125	—	—	920,552	22,322,440	214,268	47,653
Schwab U.S. TIPS ETF	4,531,344	850,075	—	—	111,272	5,492,691	87,869	44,938
Schwab Variable Share Price Money Fund, Ultra Shares	8,989,445	679	—	—	899	8,991,023	8,987,428	672
Total	$615,804,194	$58,417,204	($6,339,447)	$62,924	$31,166,465	$699,111,340		$3,283,790
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$699,111,340	$—	$—	$699,111,340
Short-Term Investments[1]	—	9,174,868	—	9,174,868
Total	$699,111,340	$9,174,868	$—	$708,286,208
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.8% of net assets

U.S. Stocks 44.9%
Large-Cap 40.9%
Schwab U.S. Large-Cap ETF	1,652,773	171,838,809
Small-Cap 4.0%
Schwab U.S. Small-Cap ETF	158,732	16,536,700
		188,375,509

International Stocks 23.2%
Developed-Market Large-Cap 19.4%
Schwab International Equity ETF	2,062,675	81,372,529
Emerging-Market 3.8%
Schwab Emerging Markets Equity ETF	480,016	15,782,926
		97,155,455

Real Assets 3.6%
Real Estate 3.6%
Schwab U.S. REIT ETF	333,052	15,250,451

Fixed Income 26.3%
Intermediate-Term Bond 24.8%
Schwab U.S. Aggregate Bond ETF	1,905,360	104,032,656
Treasury Bond 1.5%
Schwab Short-Term U.S. Treasury ETF	127,110	6,510,574
		110,543,230

Security	Number of Shares	Value ($)
Money Market Fund 0.8%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	3,482,867	3,484,260
Total Affiliated Underlying Funds
(Cost $333,304,294)		414,808,905
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.3% of net assets

Time Deposits 1.3%
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	1,200,510	1,200,510
Sumitomo Mitsui Trust Bank, Limited
0.01%, 07/01/21 (b)	4,200,009	4,200,009
Total Short-Term Investments
(Cost $5,400,519)		5,400,519
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$14,175,215	$1,098,167	$—	$—	$509,544	$15,782,926	480,016	$97,011
Schwab International Equity ETF	72,812,645	7,491,155	(2,495,031)	7,877	3,555,883	81,372,529	2,062,675	686,496
Schwab Short-Term U.S. Treasury ETF	5,675,604	846,198	—	—	(11,228)	6,510,574	127,110	6,926
Schwab U.S. Aggregate Bond ETF	91,994,947	10,862,256	—	—	1,175,453	104,032,656	1,905,360	525,631
Schwab U.S. Large-Cap ETF	151,940,779	12,041,317	(4,901,348)	19,775	12,738,286	171,838,809	1,652,773	535,593
Schwab U.S. REIT ETF	13,346,689	739,724	(369,856)	(21,366)	1,555,260	15,250,451	333,052	67,543
Schwab U.S. Small-Cap ETF	14,712,787	1,147,638	—	—	676,275	16,536,700	158,732	35,302
Schwab Variable Share Price Money Fund, Ultra Shares	3,483,649	263	—	—	348	3,484,260	3,482,867	260
Total	$368,142,315	$34,226,718	($7,766,235)	$6,286	$20,199,821	$414,808,905		$1,954,762
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$414,808,905	$—	$—	$414,808,905
Short-Term Investments[1]	—	5,400,519	—	5,400,519
Total	$414,808,905	$5,400,519	$—	$420,209,424
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 98.9% of net assets

U.S. Stocks 48.7%
Large-Cap 44.0%
Schwab U.S. Large-Cap ETF	2,285,649	237,638,926
Small-Cap 4.7%
Schwab U.S. Small-Cap ETF	246,942	25,726,418
		263,365,344

International Stocks 26.2%
Developed-Market Large-Cap 21.4%
Schwab International Equity ETF	2,929,080	115,552,206
Emerging-Market 4.8%
Schwab Emerging Markets Equity ETF	781,864	25,707,688
		141,259,894

Real Assets 3.9%
Real Estate 3.9%
Schwab U.S. REIT ETF	463,555	21,226,183

Fixed Income 19.7%
Intermediate-Term Bond 18.7%
Schwab U.S. Aggregate Bond ETF	1,851,542	101,094,193
Treasury Bond 1.0%
Schwab Short-Term U.S. Treasury ETF	105,179	5,387,269
		106,481,462

Security	Number of Shares	Value ($)
Money Market Fund 0.4%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	2,363,743	2,364,689
Total Affiliated Underlying Funds
(Cost $424,683,192)		534,697,572
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.2% of net assets

Time Deposits 1.2%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (b)	5,412,840	5,412,840
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	804,953	804,953
Total Short-Term Investments
(Cost $6,217,793)		6,217,793
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2040 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$22,773,898	$2,101,387	$—	$—	$832,403	$25,707,688	781,864	$158,015
Schwab International Equity ETF	101,691,713	10,033,672	(1,179,606)	16,484	4,989,943	115,552,206	2,929,080	968,680
Schwab Short-Term U.S. Treasury ETF	4,864,855	531,672	—	—	(9,258)	5,387,269	105,179	5,887
Schwab U.S. Aggregate Bond ETF	87,899,386	12,059,534	—	—	1,135,273	101,094,193	1,851,542	509,833
Schwab U.S. Large-Cap ETF	207,518,717	15,682,987	(3,127,013)	12,819	17,551,416	237,638,926	2,285,649	742,186
Schwab U.S. REIT ETF	18,606,292	979,906	(503,824)	(29,331)	2,173,140	21,226,183	463,555	94,009
Schwab U.S. Small-Cap ETF	22,726,255	1,926,365	—	—	1,073,798	25,726,418	246,942	54,920
Schwab Variable Share Price Money Fund, Ultra Shares	2,364,274	179	—	—	236	2,364,689	2,363,743	177
Total	$468,445,390	$43,315,702	($4,810,443)	($28)	$27,746,951	$534,697,572		$2,533,707
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$534,697,572	$—	$—	$534,697,572
Short-Term Investments[1]	—	6,217,793	—	6,217,793
Total	$534,697,572	$6,217,793	$—	$540,915,365
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.0% of net assets

U.S. Stocks 52.2%
Large-Cap 46.6%
Schwab U.S. Large-Cap ETF	1,404,170	145,991,555
Small-Cap 5.6%
Schwab U.S. Small-Cap ETF	167,747	17,475,882
		163,467,437

International Stocks 29.0%
Developed-Market Large-Cap 23.2%
Schwab International Equity ETF	1,844,580	72,768,681
Emerging-Market 5.8%
Schwab Emerging Markets Equity ETF	551,285	18,126,251
		90,894,932

Real Assets 4.4%
Real Estate 4.4%
Schwab U.S. REIT ETF	295,415	13,527,053

Fixed Income 13.4%
Intermediate-Term Bond 12.8%
Schwab U.S. Aggregate Bond ETF	735,197	40,141,756
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	36,719	1,880,747
		42,022,503

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	45,983	46,001
Total Affiliated Underlying Funds
(Cost $241,440,469)		309,957,926
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investments 1.1% of net assets

Time Deposits 1.1%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (b)	3,138,109	3,138,109
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	380,397	380,397
Total Short-Term Investments
(Cost $3,518,506)		3,518,506
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2045 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$15,808,071	$1,734,117	$—	$—	$584,063	$18,126,251	551,285	$111,415
Schwab International Equity ETF	64,007,797	6,520,958	(947,898)	14,633	3,173,191	72,768,681	1,844,580	612,586
Schwab Short-Term U.S. Treasury ETF	1,696,001	188,014	—	—	(3,268)	1,880,747	36,719	2,018
Schwab U.S. Aggregate Bond ETF	34,830,120	4,857,984	—	—	453,652	40,141,756	735,197	203,523
Schwab U.S. Large-Cap ETF	127,888,625	9,712,143	(2,430,665)	12,999	10,808,453	145,991,555	1,404,170	455,722
Schwab U.S. REIT ETF	11,928,221	492,353	(258,082)	(15,273)	1,379,834	13,527,053	295,415	59,910
Schwab U.S. Small-Cap ETF	15,153,428	1,601,199	—	—	721,255	17,475,882	167,747	37,307
Schwab Variable Share Price Money Fund, Ultra Shares	45,993	3	—	—	5	46,001	45,983	3
Total	$271,358,256	$25,106,771	($3,636,645)	$12,359	$17,117,185	$309,957,926		$1,482,484
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$309,957,926	$—	$—	$309,957,926
Short-Term Investments[1]	—	3,518,506	—	3,518,506
Total	$309,957,926	$3,518,506	$—	$313,476,432
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 54.2%
Large-Cap 48.1%
Schwab U.S. Large-Cap ETF	1,708,046	177,585,543
Small-Cap 6.1%
Schwab U.S. Small-Cap ETF	214,711	22,368,592
		199,954,135

International Stocks 30.9%
Developed-Market Large-Cap 24.4%
Schwab International Equity ETF	2,282,055	90,027,069
Emerging-Market 6.5%
Schwab Emerging Markets Equity ETF	729,018	23,970,112
		113,997,181

Real Assets 4.5%
Real Estate 4.5%
Schwab U.S. REIT ETF	362,948	16,619,389

Fixed Income 9.6%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	623,373	34,036,166
Treasury Bond 0.4%
Schwab Short-Term U.S. Treasury ETF	29,624	1,517,341
		35,553,507

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	62,920	62,945
Total Affiliated Underlying Funds
(Cost $285,994,869)		366,187,157
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Royal Bank of Canada
0.01%, 07/01/21 (b)	3,503,652	3,503,652
Total Short-Term Investment
(Cost $3,503,652)		3,503,652
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2050 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$20,756,885	$2,452,660	$—	$—	$760,567	$23,970,112	729,018	$145,816
Schwab International Equity ETF	78,491,609	9,055,540	(1,377,244)	20,237	3,836,927	90,027,069	2,282,055	754,452
Schwab Short-Term U.S. Treasury ETF	1,165,763	354,179	—	—	(2,601)	1,517,341	29,624	1,462
Schwab U.S. Aggregate Bond ETF	29,414,943	4,236,205	—	—	385,018	34,036,166	623,373	170,817
Schwab U.S. Large-Cap ETF	154,398,474	12,185,519	(2,041,620)	10,096	13,033,074	177,585,543	1,708,046	552,058
Schwab U.S. REIT ETF	14,568,131	643,734	(241,658)	(14,616)	1,663,798	16,619,389	362,948	73,606
Schwab U.S. Small-Cap ETF	19,564,125	1,872,535	—	—	931,932	22,368,592	214,711	47,752
Schwab Variable Share Price Money Fund, Ultra Shares	62,934	5	—	—	6	62,945	62,920	4
Total	$318,422,864	$30,800,377	($3,660,522)	$15,717	$20,608,721	$366,187,157		$1,745,967
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$366,187,157	$—	$—	$366,187,157
Short-Term Investment[1]	—	3,503,652	—	3,503,652
Total	$366,187,157	$3,503,652	$—	$369,690,809
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 55.5%
Large-Cap 49.0%
Schwab U.S. Large-Cap ETF	1,047,535	108,912,214
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	137,420	14,316,416
		123,228,630

International Stocks 32.0%
Developed-Market Large-Cap 25.1%
Schwab International Equity ETF	1,412,663	55,729,555
Emerging-Market 6.9%
Schwab Emerging Markets Equity ETF	470,536	15,471,224
		71,200,779

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	225,337	10,318,181

Fixed Income 7.2%
Intermediate-Term Bond 7.0%
Schwab U.S. Aggregate Bond ETF	283,318	15,469,163
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	11,209	574,125
		16,043,288

Security	Number of Shares	Value ($)
Money Market Fund 0.0%
Schwab Variable Share Price Money Fund, Ultra Shares 0.03% (a)	66,683	66,710
Total Affiliated Underlying Funds
(Cost $172,530,537)		220,857,588
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.9% of net assets

Time Deposit 0.9%
Sumitomo Mitsui Banking Corp.
0.01%, 07/01/21 (b)	2,063,267	2,063,267
Total Short-Term Investment
(Cost $2,063,267)		2,063,267
(a)	The rate shown is the 7-day yield.
(b)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Schwab Target 2055 Index Fund
Portfolio Holdings (Unaudited) continued

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$13,109,631	$1,965,568	($97,573)	($4,710)	$498,308	$15,471,224	470,536	$93,820
Schwab International Equity ETF	47,760,020	6,330,306	(720,645)	6,286	2,353,588	55,729,555	1,412,663	468,820
Schwab Short-Term U.S. Treasury ETF	575,134	—	—	—	(1,009)	574,125	11,209	664
Schwab U.S. Aggregate Bond ETF	12,970,713	2,324,902	—	—	173,548	15,469,163	283,318	76,944
Schwab U.S. Large-Cap ETF	92,931,112	9,203,369	(1,152,427)	2,373	7,927,787	108,912,214	1,047,535	339,421
Schwab U.S. REIT ETF	8,875,358	596,754	(171,789)	(12,059)	1,029,917	10,318,181	225,337	45,698
Schwab U.S. Small-Cap ETF	12,255,722	1,476,701	—	—	583,993	14,316,416	137,420	30,218
Schwab Variable Share Price Money Fund, Ultra Shares	66,698	5	—	—	7	66,710	66,683	5
Total	$188,544,388	$21,897,605	($2,142,434)	($8,110)	$12,566,139	$220,857,588		$1,055,590
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$220,857,588	$—	$—	$220,857,588
Short-Term Investment[1]	—	2,063,267	—	2,063,267
Total	$220,857,588	$2,063,267	$—	$222,920,855
[1]	As categorized in the Portfolio Holdings.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.4% of net assets

U.S. Stocks 56.5%
Large-Cap 49.8%
Schwab U.S. Large-Cap ETF	1,303,014	135,474,366
Small-Cap 6.7%
Schwab U.S. Small-Cap ETF	174,772	18,207,747
		153,682,113

International Stocks 33.2%
Developed-Market Large-Cap 25.8%
Schwab International Equity ETF	1,781,342	70,273,942
Emerging-Market 7.4%
Schwab Emerging Markets Equity ETF	608,047	19,992,585
		90,266,527

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	281,246	12,878,254

Fixed Income 5.0%
Intermediate-Term Bond 4.8%
Schwab U.S. Aggregate Bond ETF	237,768	12,982,133
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	9,884	506,258
		13,488,391
Total Affiliated Underlying Funds
(Cost $211,921,649)		270,315,285
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 0.7% of net assets

Time Deposit 0.7%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (a)	1,886,130	1,886,130
Total Short-Term Investment
(Cost $1,886,130)		1,886,130
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$16,807,234	$2,546,380	$—	$—	$638,971	$19,992,585	608,047	$122,886
Schwab International Equity ETF	58,640,138	9,737,839	(999,104)	6,987	2,888,082	70,273,942	1,781,342	587,818
Schwab Short-Term U.S. Treasury ETF	365,994	141,099	—	—	(835)	506,258	9,884	522
Schwab U.S. Aggregate Bond ETF	10,598,046	2,241,350	—	—	142,737	12,982,133	237,768	63,565
Schwab U.S. Large-Cap ETF	112,947,221	13,705,857	(879,972)	4,026	9,697,234	135,474,366	1,303,014	421,613
Schwab U.S. REIT ETF	10,944,157	673,024	—	—	1,261,073	12,878,254	281,246	57,037
Schwab U.S. Small-Cap ETF	15,359,047	2,111,866	—	—	736,834	18,207,747	174,772	38,869
Total	$225,661,837	$31,157,415	($1,879,076)	$11,013	$15,364,096	$270,315,285		$1,292,310
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2060 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$270,315,285	$—	$—	$270,315,285
Short-Term Investment[1]	—	1,886,130	—	1,886,130
Total	$270,315,285	$1,886,130	$—	$272,201,415
[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of June 30, 2021 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports. You can also obtain this information at no cost by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.

Security	Number of Shares	Value ($)
Affiliated Underlying Funds 99.2% of net assets

U.S. Stocks 56.4%
Large-Cap 49.6%
Schwab U.S. Large-Cap ETF	29,632	3,080,839
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	4,031	419,950
		3,500,789

International Stocks 33.6%
Developed-Market Large-Cap 26.1%
Schwab International Equity ETF	41,035	1,618,831
Emerging-Market 7.5%
Schwab Emerging Markets Equity ETF	14,194	466,698
		2,085,529

Real Assets 4.7%
Real Estate 4.7%
Schwab U.S. REIT ETF	6,384	292,323

Fixed Income 4.5%
Intermediate-Term Bond 4.3%
Schwab U.S. Aggregate Bond ETF	4,911	268,141
Security	Number of Shares	Value ($)
Treasury Bond 0.2%
Schwab Short-Term U.S. Treasury ETF	197	10,090
		278,231
Total Affiliated Underlying Funds
(Cost $5,932,141)		6,156,872
Issuer Rate, Maturity Date	Face Amount ($)	Value ($)
Short-Term Investment 1.0% of net assets

Time Deposit 1.0%
Skandinaviska Enskilda Banken
0.01%, 07/01/21 (a)	59,091	59,091
Total Short-Term Investment
(Cost $59,091)		59,091
(a)	The rate shown is the current daily overnight rate.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

Below is a summary of the fund’s transactions with its affiliated underlying funds during the period ended June 30, 2021:
Affiliated Underlying Funds	Value at 03/31/21	Gross Purchases	Gross Sales	Realized Gains (Losses)	Net Change in Unrealized Appreciation (depreciation)	Value at 06/30/21	Balance of Shares Held at 06/30/21	Distributions Received*
Schwab Emerging Markets Equity ETF	$135,319	$321,359	$—	$—	$10,020	$466,698	14,194	$2,686
Schwab International Equity ETF	469,460	1,126,432	(3,916)	4	26,851	1,618,831	41,035	12,902
Schwab Short-Term U.S. Treasury ETF	2,565	7,542	—	—	(17)	10,090	197	6
Schwab U.S. Aggregate Bond ETF	77,904	188,054	—	—	2,183	268,141	4,911	796
Schwab U.S. Large-Cap ETF	894,424	2,065,238	(17,897)	(94)	139,168	3,080,839	29,632	9,218
Schwab U.S. REIT ETF	85,098	189,992	—	—	17,233	292,323	6,384	1,242
Schwab U.S. Small-Cap ETF	121,298	286,619	—	—	12,033	419,950	4,031	850
Total	$1,786,068	$4,185,236	($21,813)	($90)	$207,471	$6,156,872		$27,700
*	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds.

Schwab Target 2065 Index Fund
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of June 30, 2021:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Affiliated Underlying Funds[1]	$6,156,872	$—	$—	$6,156,872
Short-Term Investment[1]	—	59,091	—	59,091
Total	$6,156,872	$59,091	$—	$6,215,963
[1]	As categorized in the Portfolio Holdings.
Fund investments in ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Target Index Funds
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
•   Mutual funds: Mutual funds are valued at their respective net asset values (NAVs).
•  Cash management sweep time deposits: Balances held in cash management sweep time deposits are accounted for on a cost basis, which approximates fair value.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and ETFs. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.

Schwab Target Index Funds
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
REG87628JUN21